BORROWINGS - Movement in Borrowings (Details)				1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 02, 2021 EUR (€)	Feb. 24, 2021 EUR (€)	Feb. 24, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Nov. 30, 2021 USD ($)	Nov. 30, 2017 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
At January 1,							€ 2,129,000,000	€ 2,391,000,000	€ 2,391,000,000
Cash flows
Proceeds from issuance of long-term borrowings							0	712,000,000	712,000,000
Repayments of long-term borrowings							(186,000,000)	(870,000,000)	(1,053,000,000)
Net change in revolving credit facilities and short-term borrowings							124,000,000	€ 0	(4,000,000)
Lease repayments							(20,000,000)		(32,000,000)
Payment of deferred financing costs							0		(13,000,000)
Non-cash changes
Movement in accrued interest							(1,000,000)		(11,000,000)
Changes in leases and other loans							8,000,000		18,000,000
Deferred arrangement fees							2,000,000		16,000,000
Effects of changes in foreign exchange rates							102,000,000		105,000,000
At the end of the period							2,158,000,000		2,129,000,000
Nominal value							2,156,000,000
Sustainability-Linked Senior Notes Issued February 2021 Due 2029
Disclosure of detailed information about borrowings [line items]
At January 1,							438,000,000
Non-cash changes
At the end of the period							479,000,000		438,000,000
Nominal value							€ 481,000,000			$ 500,000,000	€ 412,000,000	$ 500,000,000
Nominal rate		3.75%	3.75%				3.75%
Sustainability-Link Senior Notes Issued June 2021 due 2029
Disclosure of detailed information about borrowings [line items]
At January 1,							€ 300,000,000
Non-cash changes
At the end of the period							300,000,000		300,000,000
Nominal value							€ 300,000,000
Nominal rate							3.125%
Senior Unsecured Notes due 2025
Cash flows
Repayments of long-term borrowings		€ (536,000,000)	$ (650,000,000)
Non-cash changes
Nominal rate		6.625%	6.625%
Senior Unsecured Notes due 2024
Cash flows
Repayments of long-term borrowings	€ (400,000,000)
Non-cash changes
Nominal value							€ 328,000,000			400,000,000
Nominal rate	5.75%						5.75%
Senior Unsecured Notes due 2026
Disclosure of detailed information about borrowings [line items]
At January 1,							€ 268,000,000
Cash flows
Repayments of long-term borrowings				€ (177,000,000)	$ (200,000,000)
Non-cash changes
At the end of the period							293,000,000		€ 268,000,000
Nominal value						$ 500,000,000	€ 289,000,000			$ 300,000,000
Nominal rate						587.50%	5.875%